Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Bank of Chile
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	101,017,081,114
Amendment Flag	false
Entity Central Index Key	0001161125
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-15266
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Paseo Ahumada 251
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1431
Auditor Name	EY Audit Ltda
Auditor Location	Santiago, Chile
Entity Address, Postal Zip Code	000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Paseo Ahumada 251
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Contact Personnel Name	Rolando Arias Sánchez
Contact Personnel Email Address	rarias@bancochile.cl
City Area Code	(562)
Local Phone Number	-2653-3535
Entity Address, Postal Zip Code	000
American Depositary Shares, each representing 200 shares of common stock, without nominal (par) value (“ADSs”)
Document Information Line Items
Trading Symbol	BCH
Title of 12(b) Security	American Depositary Shares, each representing 200 shares of common stock, without nominal (par) value (“ADSs”)
Security Exchange Name	NYSE
Shares of common stock, without nominal (par) value (for listing purposes only)
Document Information Line Items
Title of 12(b) Security	Shares of common stock, without nominal (par) value (for listing purposes only)
Security Exchange Name	NYSE
No Trading Symbol Flag	true